Basic and diluted net income per share (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 21, 2012	Dec. 31, 2014	Dec. 31, 2013
Convertible Bonds [Member]
Additional Information
Anti-dilutive securities excluded from computation of diluted net loss per common share (in shares)		57,219,783
Class A common shares [Member]
Additional Information
Number of ADS issued and sold in IPO (in shares)	179,400,000	25,036,140	21,256,900
Number of common shares represented by each ADS	20	20	20
ADSs [Member]
Additional Information
Number of ADS issued and sold in IPO (in shares)	8,970,000
Public offering price per ADS (in dollars per share)	10.50